                                            1933 Act Registration No.:  33-48299
                                           1940 Act Registration No.:  811-06046

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 10, 1997
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                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                             (Registration No. 33-48299)
                           Pre-Effective Amendment No.
                                                       ----
                           Post-Effective Amendment No.  12
                                                        ----
                                        AND/OR
                           REGISTRATION STATEMENT UNDER THE
                            INVESTMENT COMPANY ACT OF 1940
                             (Registration No. 811-06046)
                                  Amendment No.  13
                                                ----
                           (Check appropriate box or boxes)

                               PIPER GLOBAL FUNDS INC.
                               -----------------------
                  (Exact Name of Registrant as Specified in Charter)

           Piper Jaffray Tower, 222 South 9th Street, Minneapolis, MN 55402
           ----------------------------------------------------------------
          (Address of Principal Executive Offices)               (Zip Code)

         Registrant's Telephone Number, Including Area Code:  (6l2) 342-6384
                                                              --------------

                                     Paul A. Dow
                        Piper Capital Management Incorporated
                                 Piper Jaffray Tower
                  222 South 9th Street, Minneapolis, Minnesota 55402
                  --------------------------------------------------
                       (Name and Address of Agent for Service)

                                       Copy to:
                                Kathleen L. Prudhomme
                                 Dorsey & Whitney LLP
                                220 South Sixth Street
                             Minneapolis, Minnesota 55402

     immediately upon filing pursuant to paragraph (b) of rule 485
---
     on (specify date) pursuant to paragraph (b) of rule 485
---
 X   on November 24, 1997 pursuant to paragraph (b)(1)(v) of rule 485
---
     75 days after filing pursuant to paragraph (a) of rule 485, unless
--- effectiveness is accelerated by the staff of the Securities and Exchange Commission on (specify date) pursuant to paragraph (a) of rule 485
---

    The Registrant has registered an indefinite number or amount of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice was filed by the Registrant on November 28, 1996.
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                                      SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 10th day of November 1997.

                                       PIPER GLOBAL FUNDS INC.
                                       (Registrant)


                                       By  /s/ Paul A. Dow
                                          ----------------------
                                          Paul A. Dow, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Paul A. Dow         President (principal          November 10, 1997
--------------------    executive officer)
Paul A. Dow


/s/ Robert H. Nelson    Treasurer (principal          November 10, 1997
--------------------    financial and
Robert H. Nelson        accounting officer)

David T. Bennett*       Director

Jaye F. Dyer*           Director

William H. Ellis*       Director

Karol D. Emmerich*      Director

Luella G. Goldberg*     Director

David A. Hughey*        Director

George Latimer*         Director

*By  /s/ William H. Ellis
    -----------------------------
    William H. Ellis, Attorney-in-Fact                November 10, 1997